Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended			12 Months Ended									1 Months Ended
	Dec. 31, 2013 sqft	Aug. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013 Additional Office Space Lease	Dec. 31, 2013 Build-to-suit Lease	Mar. 31, 2014 Build-to-suit Lease	Dec. 31, 2013 Other non-current liabilities	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Software And Other	Dec. 31, 2013 Lease and financing arrangement	Dec. 31, 2013 Financing Obligation	Dec. 31, 2012 Property and Equipment for Operations Minimum	Dec. 31, 2012 Property and Equipment for Operations Maximum	Mar. 31, 2014 Data Processing Equipment and Software March 2013 Lease Agreement	Nov. 30, 2013 Data Processing Equipment and Software November 2013 Lease Agreement	Dec. 31, 2013 Data Processing Equipment and Software November 2013 Lease Agreement	Dec. 31, 2013 Data Processing Equipment and Software 2013 and 2012 Lease Agreements	Dec. 31, 2012 Data Processing Equipment and Software 2013 and 2012 Lease Agreements	Dec. 31, 2013 Data Processing Equipment and Software 2013 and 2012 Lease Agreements Minimum	Dec. 31, 2012 Data Processing Equipment and Software 2013 and 2012 Lease Agreements Minimum	Dec. 31, 2013 Data Processing Equipment and Software 2013 and 2012 Lease Agreements Maximum	Dec. 31, 2012 Data Processing Equipment and Software 2013 and 2012 Lease Agreements Maximum	Dec. 31, 2011 Data Processing Equipment and Software 2011 Lease Agreement	Dec. 31, 2013 Data Processing Equipment and Software 2011 Lease Agreement	Dec. 31, 2012 Data Processing Equipment and Software 2011 Lease Agreement	Mar. 31, 2013 Data Processing Equipment and Software March 2013 Lease Agreement	Dec. 31, 2013 Data Processing Equipment and Software March 2013 Lease Agreement	Dec. 31, 2013 Asset under Construction
Commitments and Contingencies Disclosure [Line Items]
Capital lease agreement period									15 years									9 months	5 years	3 years	3 years						5 years	5 years	3 years			3 years
Interest rate under lease agreement																			14.90%
Total payment under capital lease			$ 2,192	$ 841	$ 3,343	$ 3,145	$ 2,810													$ 3,779	$ 3,988		$ 363	$ 363					$ 3,005			$ 1,117
Capital lease obligation																						3,988	216	133						413	1,375		785
Financing obligation term																				3 years	3 years
Total payment under financing obligation																				629	3,872
Financing obligation									202	1,855												3,872
Capital lease agreement period																									1 year	1 year
Percentage of economic life that will initiate the passage of title to the Company																							75.00%	75.00%
Operating lease expiration year												2014		2024
Lease agreement expiration date		2015-04
Rent expense					2,517	1,946	1,388	236
Contractual obligation															3,659	13,097	20,986																	81,488
Capital lease agreement period	15 years
Contractual lease expected commencement date	January 1, 2015
Rentable area of leased premises	145,000
Option to extend lease term	36 months
Annual costs prior to exercise of an option to lease space in two additional adjacent buildings													466
Termination fee if the company terminates an option to lease space in two additional adjacent buildings													757
Pro-rated termination fee if the company terminates the option											75
Capital lease down payment																				1,340
Capital lease aggregate monthly payment																				2,439
Financing obligation down payment																				223
Financing obligation aggregate monthly payment																				406
Construction in process									$ 167	$ 1,833